Basis of presentation and general information	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Basis of presentation and general information

1.        Basis of presentation and general information

The accompanying consolidated financial statements include the financial statements of Globus Maritime Limited (“Globus”) and its wholly owned subsidiaries (collectively the “Company”). Globus was formed on July 26, 2006, under the laws of Jersey. On June 1, 2007, Globus concluded its initial public offering in the United Kingdom and its shares were admitted for trading on the Alternative Investment Market (“AIM”). On November 24, 2010, Globus was redomiciled to the Marshall Islands and its common shares were admitted for trading in the United States (NASDAQ Global Market) under the Securities Act of 1933, as amended. On November 26, 2010, Globus’ shares were delisted from AIM. On April 11, 2016, Globus’s common shares began trading on the Nasdaq Capital Market and ceased trading on the Nasdaq Global Market.

The registered address of Globus is: Trust Company Complex, Ajeltake Road, Ajeltake Island, Majuro, Marshall Islands MH96960.

The principal business of the Company is the ownership and operation of a fleet of dry bulk motor vessels (“m/v”), providing maritime services for the transportation of dry cargo products on a worldwide basis. The Company conducts its operations through its vessel owning subsidiaries.

The operations of the vessels are managed by Globus Shipmanagement Corp. (the “Manager”), a wholly owned Marshall Islands corporation. The Manager has an office in Greece, located at 128 Vouliagmenis Avenue, 166 74 Glyfada, Greece and provides the commercial, technical, cash management and accounting services necessary for the operation of the fleet in exchange for a management fee. The management fee is eliminated on consolidation. The consolidated financial statements include the financial statements of Globus and its subsidiaries listed below, all wholly owned by Globus as at December 31, 2024:

Company	Country of Incorporation	Vessel Delivery Date	Vessel Name

Globus Shipmanagement Corp.	Marshall Islands	—	— (1)
Devocean Maritime Ltd.	Marshall Islands	December 18, 2007	m/v River Globe
Serena Maritime Limited	Marshall Islands	October 29, 2020	m/v Galaxy Globe
Talisman Maritime Limited	Marshall Islands	July 20, 2021	m/v Power Globe
Argo Maritime Limited	Marshall Islands	June 9, 2021	m/v Diamond Globe
Salaminia Maritime Limited	Marshall Islands	November 29, 2021	m/v Orion Globe
Calypso Shipholding S.A.	Marshall Islands	January 25, 2024	m/v GLBS Hero
Daxos Maritime Limited	Marshall Islands	August 20, 2024	m/v GLBS Might (2)
Paralus Shipholding S.A.	Marshall Islands	September 20, 2024	m/v GLBS Magic (2)
Dulac Maritime S.A.	Marshall Islands	November 19, 2024	m/v GLBS Angel
Domina Maritime Ltd.	Marshall Islands	December 3, 2024	m/v GLBS Gigi
Olympia Shipholding S.A.	Marshall Islands	—	Hull No: S-K192
Thalia Shipholding S.A.	Marshall Islands	—	Hull No: S-3012
Artful Shipholding S.A.	Marshall Islands	—	— (3)
Longevity Maritime Limited	Malta	—	—

(1)	Management Company
(2)	Subject to sale and bareboat back arrangements which account as financing arrangements (Note 11).
(3)	m/v Moon Globe was sold and delivered to her new owners on July 8, 2024.

The consolidated financial statements as at December 31, 2024 and 2023 and for the three years in the period ended December 31, 2024, were approved for issuance by the Board of Directors on March 13, 2025.